UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
Check here if Amendment [ }; Amendment Number:
This Amendment (Check only one.): 	[ ] is a restatement
					[ ] adds new holdings entries.

Institutional Investment Manager filing this Report:
	Name: 		 	Lathrop Investment Management Corp
	Address:		10 Corporate Hill Drive, Suite 225
				Little Rock, Arkansas 72205
	13F File Number:	028-11756

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
       Name:			Andrew A. LaGrone
       Title:			Chief Compliance Officer
       Phone:			501.227.4930
       Signature,		Place,		and Date of Signing:
       Andrew A. LaGrone	Little Rock, AR	October 15, 2010

Report Type (Check only one.):
			[x]  13F HOLDINGS REPORT
			[ ]  13F NOTICE
			[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	None
Form 13F Information Table Entry Total:	51
Form 13F Information Table Value Total:	$141,332

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              604059105      969    11180 SH       SOLE                    11180
ABBOTT LABORATORIES            COM              002824100     5123    98059 SH       SOLE                    98059
APPLE COMPUTER                 COM              037833100      616     2170 SH       SOLE                     2170
AT&T                           COM              00206R102     4497   157237 SH       SOLE                   157237
AUTO DESK                      COM              052769106      581    18160 SH       SOLE                    18160
BANK OF AMERICA                COM              060505104      363    27695 SH       SOLE                    27695
CHARLES SCHWAB                 COM              808513105     3452   248356 SH       SOLE                   248356
CHEVRONTEXACO                  COM              166751107      835    10307 SH       SOLE                    10307
CISCO SYSTEMS                  COM              17275R102     4145   189254 SH       SOLE                   189254
CITRIX SYSTEMS                 COM              177376100     5560    81480 SH       SOLE                    81480
COCA COLA                      COM              191216100     2591    44268 SH       SOLE                    44268
CULLEN FROST BANKERS           COM              229899109     3976    73813 SH       SOLE                    73813
CVS CAREMARK                   COM              126650100     4113   130697 SH       SOLE                   130697
ELECTRONIC ARTS                COM              285512109     3838   233350 SH       SOLE                   233350
EMC                            COM              268648102     5135   252840 SH       SOLE                   252840
EXXON MOBIL                    COM              302290101     4412    71407 SH       SOLE                    71407
FOREST OIL                     COM              346091606     4987   167900 SH       SOLE                   167900
GENERAL ELECTRIC               COM              369604103     4831   297290 SH       SOLE                   297290
HALLIBURTON                    COM              406216101      304     9194 SH       SOLE                     9194
HOSPIRA                        COM              441060100     4744    83210 SH       SOLE                    83210
ILLINOIS TOOL WORKS            COM              452308109     3915    83270 SH       SOLE                    83270
INTEL                          COM              458140100     4160   216683 SH       SOLE                   216683
INTERNATIONAL BUSINESS MACHINE COM              459200101      696     5185 SH       SOLE                     5185
JACOBS ENGINEERING             COM              469814107     3863    99830 SH       SOLE                    99830
JOHNSON CONTROLS               COM              478366107     4875   159840 SH       SOLE                   159840
KIMBERLY CLARK                 COM              494368103      961    14776 SH       SOLE                    14776
LAZARD LTD-CL A                COM              021260622     4150   118306 SH       SOLE                   118306
MEDTRONIC                      COM              585055106     3630   108103 SH       SOLE                   108103
MICROSOFT                      COM              594918104     4151   169500 SH       SOLE                   169500
MONSANTO                       COM              61166W101     2869    59868 SH       SOLE                    59868
NIKE CLASS B                   COM              654106103     4731    59032 SH       SOLE                    59032
NMC                            COM              629196106        0   100000 SH       SOLE                   100000
PEPSICO                        COM              713448108      424     6383 SH       SOLE                     6383
POWER-ONE, INC.                COM              73930R102      120    13225 SH       SOLE                    13225
PROCTER & GAMBLE               COM              742718109      240     4007 SH       SOLE                     4007
REGIONS FINANCIAL              COM              7591EP100     2941   404565 SH       SOLE                   404565
SCHLUMBERGER                   COM              806857108     3870    62822 SH       SOLE                    62822
SIMMONS FIRST NATIONAL         COM              828730200      309    10925 SH       SOLE                    10925
SUNOVIA ENERGY TECHNOLOGIES    COM              86770A104        1    12000 SH       SOLE                    12000
TARGET                         COM              87612E106     4320    80830 SH       SOLE                    80830
THERMO FISHER SCIENTIFIC       COM              883556102     3939    82270 SH       SOLE                    82270
TYSON FOODS                    COM              902494103     6304   393480 SH       SOLE                   393480
WAL-MART                       COM              931142103     4485    83803 SH       SOLE                    83803
WALT DISNEY                    COM              254687106     4392   132680 SH       SOLE                   132680
WRIGHT MEDICAL                 COM              98235t107     2923   202865 SH       SOLE                   202865
AMERICAN CAP INCOME BUILDER CL                  140193400      214     4378 SH       SOLE                     4378
COLUMBIA MIDCAP INDEX FD-Z                      19765J608     1894   184101 SH       SOLE                   184101
FIRST EAGLE SOGEN GLOBAL-A                      32008F507      345     8001 SH       SOLE                     8001
FRANKLIN INCOME FUND CL A                       353496300       62    29301 SH       SOLE                    29301
VANGUARD 500 INDEX FUND-SIGN                    922908496      619     7129 SH       SOLE                     7129
VANGUARD INSTL INDEX-INST PL                    922040209      856     8203 SH       SOLE                     8203